Exhibit 99
Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	October 2015
Payment Date	11/16/2015
Transaction Month	8
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,669,398,082.33	74,643	54.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$359,200,000.00	0.32000%	April 15, 2016
Class A-2a Notes	$215,000,000.00	0.810%	January 15, 2018
Class A-2b Notes	$331,400,000.00	0.446%	January 15, 2018
Class A-3 Notes	$483,000,000.00	1.280%	September 15, 2019
Class A-4 Notes	$111,780,000.00	1.640%	June 15, 2020
Class B Notes	$47,380,000.00	2.030%	August 15, 2020
Class C Notes	$31,590,000.00	2.200%	November 15, 2020
Class D Notes	$31,590,000.00	2.700%	September 15, 2021
Total	$1,610,940,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,698,404.45

Principal:
Principal Collections	$28,737,996.78
Prepayments in Full	$15,895,772.70
Liquidation Proceeds	$552,237.61
Recoveries	$7,452.70
Sub Total	$45,193,459.79
Collections	$48,891,864.24

Purchase Amounts:
Purchase Amounts Related to Principal	$229,143.61
Purchase Amounts Related to Interest	$985.82
Sub Total	$230,129.43

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$49,121,993.67

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	October 2015
Payment Date	11/16/2015
Transaction Month	8
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$49,121,993.67
Servicing Fee	$1,025,501.73	$1,025,501.73	$0.00	$0.00	$48,096,491.94
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$48,096,491.94
Interest - Class A-2a Notes	$120,397.53	$120,397.53	$0.00	$0.00	$47,976,094.41
Interest - Class A-2b Notes	$108,934.81	$108,934.81	$0.00	$0.00	$47,867,159.60
Interest - Class A-3 Notes	$515,200.00	$515,200.00	$0.00	$0.00	$47,351,959.60
Interest - Class A-4 Notes	$152,766.00	$152,766.00	$0.00	$0.00	$47,199,193.60
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$47,199,193.60
Interest - Class B Notes	$80,151.17	$80,151.17	$0.00	$0.00	$47,119,042.43
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$47,119,042.43
Interest - Class C Notes	$57,915.00	$57,915.00	$0.00	$0.00	$47,061,127.43
Third Priority Principal Payment	$8,818,279.02	$8,818,279.02	$0.00	$0.00	$38,242,848.41
Interest - Class D Notes	$71,077.50	$71,077.50	$0.00	$0.00	$38,171,770.91
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$38,171,770.91
Regular Principal Payment	$41,014,876.66	$38,171,770.91	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$49,121,993.67

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$8,818,279.02
Regular Principal Payment					$38,171,770.91
Total					$46,990,049.93
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$18,489,862.25	$86.00	$120,397.53	$0.56	$18,610,259.78	$86.56
Class A-2b Notes	$28,500,187.68	$86.00	$108,934.81	$0.33	$28,609,122.49	$86.33
Class A-3 Notes	$0.00	$0.00	$515,200.00	$1.07	$515,200.00	$1.07
Class A-4 Notes	$0.00	$0.00	$152,766.00	$1.37	$152,766.00	$1.37
Class B Notes	$0.00	$0.00	$80,151.17	$1.69	$80,151.17	$1.69
Class C Notes	$0.00	$0.00	$57,915.00	$1.83	$57,915.00	$1.83
Class D Notes	$0.00	$0.00	$71,077.50	$2.25	$71,077.50	$2.25
Total	$46,990,049.93	$29.17	$1,106,442.01	$0.69	$48,096,491.94	$29.86

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	October 2015
Payment Date	11/16/2015
Transaction Month	8

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$178,366,705.99	0.8296126	$159,876,843.74	0.7436132
Class A-2b Notes	$274,933,610.98	0.8296126	$246,433,423.30	0.7436132
Class A-3 Notes	$483,000,000.00	1.0000000	$483,000,000.00	1.0000000
Class A-4 Notes	$111,780,000.00	1.0000000	$111,780,000.00	1.0000000
Class B Notes	$47,380,000.00	1.0000000	$47,380,000.00	1.0000000
Class C Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Class D Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Total	$1,158,640,316.97	0.7192324	$1,111,650,267.04	0.6900631

Pool Information
Weighted Average APR	3.589%	3.575%
Weighted Average Remaining Term	48.94	48.14
Number of Receivables Outstanding	60,838	59,581
Pool Balance	$1,230,602,076.63	$1,184,791,137.82
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,161,313,675.91	$1,118,232,037.95
Pool Factor	0.7371532	0.7097116

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,346,990.41
Targeted Credit Enhancement Amount	$17,771,867.07
Yield Supplement Overcollateralization Amount	$66,559,099.87
Targeted Overcollateralization Amount	$75,983,976.53
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$73,140,870.78

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,346,990.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,346,990.41
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,346,990.41

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	October 2015
Payment Date	11/16/2015
Transaction Month	8

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		151	$395,788.11
(Recoveries)		11	$7,452.70
Net Losses for Current Collection Period			$388,335.41
Cumulative Net Losses Last Collection Period			$1,269,057.72
Cumulative Net Losses for all Collection Periods			$1,657,393.13

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.38%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.93%	491	$11,030,309.63
61-90 Days Delinquent	0.09%	41	$1,089,158.32
91-120 Days Delinquent	0.02%	11	$252,984.01
Over 120 Days Delinquent	0.02%	10	$280,284.09
Total Delinquent Receivables	1.07%	553	$12,652,736.05

Repossession Inventory:
Repossessed in the Current Collection Period		39	$995,551.49
Total Repossessed Inventory		45	$1,217,061.85

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Prior Collection Period			0.3203%
Prior Collection Period			0.3116%
Current Collection Period			0.3859%
Three Month Average			0.3393%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1076%
Prior Collection Period			0.1233%
Current Collection Period			0.1041%
Three Month Average			0.1116%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer